Computation of Basic and Diluted Earnings per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator
Net income attributable to Mindray shareholders	$ 224,754	$ 180,209	$ 166,629
Denominator
Weighted-average ordinary shares outstanding, basic	117,705,414	116,749,213	115,254,095
Basic earnings per share	$ 1.91	$ 1.54	$ 1.45
Numerator
Net income attributable to Mindray shareholders	$ 224,754	$ 180,209	$ 166,629
Denominator
Weighted-average ordinary shares outstanding, basic	117,705,414	116,749,213	115,254,095
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	2,346,221	3,065,791	3,195,756
Weighted-average ordinary shares outstanding, diluted	120,051,635	119,815,004	118,449,851
Diluted earnings per share	$ 1.87	$ 1.50	$ 1.41